1
DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2023
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government
Shares Security Description Value
Common Stock - 95.3%
Consumer Discretionary - 5.0%
169,066 CarMax, Inc.
(a)
$ 11,958,038
242,368 Chewy, Inc.
(a)
4,425,640
118,064 Floor & Decor Holdings, Inc.,
Class A
(a)
10,684,792
27,068,470
Consumer Staples - 3.0%
68,311 Dollar General Corp. 7,227,304
679,526 Utz Brands, Inc. 9,126,034
16,353,338
Financials - 9.3%
181,928 Goosehead Insurance, Inc.,
Class A
(a)
13,559,094
11,710 Markel Group, Inc.
(a)
17,242,858
60,472 Moody's Corp. 19,119,432
49,921,384
Health Care - 15.7%
298,137 Bio-Techne Corp. 20,294,186
137,102 Edwards Lifesciences Corp.
(a)
9,498,427
85,333 Illumina, Inc.
(a)
11,714,514
36,987 Intuitive Surgical, Inc.
(a)
10,810,930
68,503 Repligen Corp.
(a)
10,892,662
106,418 Veeva Systems, Inc., Class A
(a)
21,650,742
84,861,461
Industrials - 28.1%
319,926 Fastenal Co. 17,480,757
130,447 HEICO Corp., Class A 16,856,361
52,761 Old Dominion Freight Line, Inc. 21,586,635
52,473 SiteOne Landscape Supply, Inc.
(a)
8,576,712
26,333 TransDigm Group, Inc.
(a)
22,202,142
37,499 Verisk Analytics, Inc. 8,858,764
139,566 Waste Connections, Inc. 18,743,714
492,543 WillScot Mobile Mini Holdings
Corp.
(a)
20,484,863
241,856 WNS Holdings, Ltd., ADR
(a)
16,557,462
151,347,410
Information Technology - 18.1%
57,272 ANSYS, Inc.
(a)
17,041,284
63,832 Appfolio, Inc.
(a)
11,657,638
33,820 Atlassian Corp., Class A
(a)
6,815,068
113,905 BlackLine, Inc.
(a)
6,318,310
61,816 Crowdstrike Holdings, Inc.,
Class A
(a)
10,346,762
163,402 Endava PLC, ADR
(a)
9,371,105
184,840 Guidewire Software, Inc.
(a)
16,635,600
212,420 Sprout Social, Inc., Class A
(a)
10,595,510
12,702 Tyler Technologies, Inc.
(a)
4,904,750
Shares Security Description Value
Information Technology - 18.1% (continued)
39,515 Workiva, Inc.
(a)
$ 4,004,450
97,690,477
Materials - 8.8%
139,214 Ecolab, Inc. 23,582,852
117,009 Vulcan Materials Co. 23,638,158
47,221,010
Real Estate - 7.3%
297,625 CBRE Group, Inc., Class A
(a)
21,982,583
166,954 CoStar Group, Inc.
(a)
12,837,093
23,677 SBA Communications Corp. REIT 4,739,425
39,559,101
Total Common Stock (Cost $421,348,393) 514,022,651
Money Market Fund - 4.8%
26,176,462 First American Treasury
Obligations Fund,
Class X, 5.27%
(b)
(Cost $26,176,462) 26,176,462
Investments, at value - 100.1% (Cost
$447,524,855) $ 540,199,113
Other Assets & Liabilities, Net - (0.1)% (609,860)
Net Assets - 100.0% $ 539,589,253
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September
30, 2023.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2023
obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 540,199,113
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 540,199,113